Investments in Affiliates (Detail) - Softcell Technologies Limited (''Softcell'') ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business-to-business software services
HDFC Bank Limited and subsidiaries Investment	₨ 30.3
HDFC Bank Limited and Subsidiaries Ownership	14.00%
HDFC Group Ownership
Investments in and Advances to Affiliates [Line Items]
HDFC Bank Limited and Subsidiaries Ownership	26.00%